UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from February 1, 2009 to February 28, 2009

333-150095-04
(Commission File Number of issuing entity)
Honda Auto Receivables 2009-1 Owner Trust
(Exact name of issuing entity specified in its charter)
333-150095
(Commission File Number of depositor)
American Honda Receivables Corp.
(Exact name of depositor as specified in its charter)
American Honda Finance Corporation
(Exact name of sponsor as specified in its charter)

Delaware	80-6087356

(State or other jurisdiction of organization of the issuing entity)	(I.R.S Employer Identification No.)

c/o American Honda Receivables Corp. 20800 Madrona Avenue Torrance, CA (Address of principal executive offices of the issuing entity)	90503 (Zip Code)
(310) 972-2511
(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☑	☐
Class A-2	☐	☐	☑	☐
Class A-3	☐	☐	☑	☐
Class A-4	☐	☐	☑	☐
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑      No ☐

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2009-1 Owner Trust is set forth in the Servicer’s Certificate and Monthly Servicer Report for the March 16, 2009 distribution date, attached as Exhibit 99.1.
PART II — OTHER INFORMATION
Item 9. Exhibits.
Exhibit 99.1 — Servicer’s Certificate and Monthly Servicer Report

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honda Auto Receivables 2009-1 Owner Trust By: American Honda Finance Corporation, as Servicer
	By:	/s/ Paul Honda
Mr. Paul Honda
Date: March 16, 2009		Assistant Vice President, Assistant Secretary and Compliance Officer

EXHIBIT INDEX

Exhibit	Description

99.1	Servicer’s Certificate and Monthly Servicer Report for March 16, 2009 distribution date